Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Voyage revenue	$ 412,433,000	$ 468,189,000	$ 490,378,000
EXPENSES:
Voyage expenses	(2,649,000)	(1,887,000)	(2,831,000)
Voyage expenses-related parties (Note 3)	(3,093,000)	(3,512,000)	(3,673,000)
Vessels’ operating expenses	(103,799,000)	(105,783,000)	(117,193,000)
General and administrative expenses	(3,151,000)	(7,269,000)	(6,275,000)
General and administrative expenses – related parties (Note 3)	(6,366,000)	(7,451,000)	(11,123,000)
Management fees-related parties (Note 3)	(18,693,000)	(18,629,000)	(18,877,000)
Amortization of dry-docking and special survey costs (Note 7)	(7,627,000)	(7,920,000)	(7,425,000)
Depreciation (Notes 6, 11 and 20)	(96,448,000)	(100,943,000)	(101,645,000)
Amortization of prepaid lease rentals, net (Notes 11 and 12)	(8,429,000)	(6,779,000)	(4,982,000)
Gain / (Loss) on sale / disposal of vessels, net (Note 6)	(4,856,000)	(4,440,000)	1,688,000
Loss on vessel held for sale (Note 6)	(2,379,000)	(37,161,000)	0
Vessels impairment loss (Notes 6 and 7)	(17,959,000)	0	0
Foreign exchange gains / (losses), net	31,000	(360,000)	(129,000)
Operating income	137,015,000	166,055,000	217,913,000
OTHER INCOME / (EXPENSES):
Interest income	2,643,000	1,630,000	1,373,000
Interest and finance costs (Note 16)	(69,840,000)	(72,808,000)	(79,631,000)
Swaps breakage cost (Note 18)	0	(9,701,000)	0
Equity gain / (loss) on investments (Note 9)	3,381,000	(78,000)	(529,000)
Other, net	593,000	595,000	427,000
Gain / (Loss) on derivative instruments, net (Note 18)	(916,000)	(3,991,000)	4,211,000
Total other expenses	(64,139,000)	(84,353,000)	(74,149,000)
Net Income	72,876,000	81,702,000	143,764,000
Earnings allocated to Preferred Stock (Note 15)	(21,063,000)	(21,063,000)	(17,903,000)
Net income available to Common Stockholders	$ 51,813,000	$ 60,639,000	$ 125,861,000
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.52	$ 0.79	$ 1.68
Weighted average number of shares, basic and diluted (in shares)	100,527,907	77,243,252	75,027,474